DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Textual) - USD ($)	1 Months Ended			9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2017	May 23, 2017	May 26, 2015	Sep. 30, 2017	Dec. 31, 2015	Dec. 31, 2016	Oct. 10, 2017	Oct. 03, 2017	Feb. 28, 2017	Sep. 30, 2016	May 31, 2016	Jan. 27, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Proceeds from Issuance Initial Public Offering			$ 172,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.35		$ 1.35
Expense Related to Distribution or Servicing and Underwriting Fees			4,312,500
Deferred Offering Costs			$ 6,037,500	$ 3,253,000						$ 0
Common Units Issued In Initial Public Offering			17,250,000
Other Ownership Interests, Offering Costs			$ 10,960,590
Cash and Cash Equivalents, at Carrying Value, Total				$ 6,862,000	$ 12,457,000	$ 9,385,000				27,326,000			$ 13,860,000	$ 15,135,000
Common Stock, Par or Stated Value Per Share				$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized				500,000,000	500,000,000	500,000,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents				$ 15,589,000		$ 28,237,000	$ 15,600,000
Line of Credit Facility, Periodic Payment, Principal	$ 40,800,000					40,600,000
GP Investments Acquisition Corp [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Proceeds from Issuance Initial Public Offering			172,500,000
Proceeds from Issuance of Warrants					$ 6,062,500	0
Cash Held Outside Of Trust Account						1,551
Expense Related to Distribution or Servicing and Underwriting Fees			4,312,500
Deferred Offering Costs			$ 6,037,500
Common Units Issued In Initial Public Offering			17,250,000
Other Ownership Interests, Offering Costs			$ 10,960,590
Entity Incorporation, Date of Incorporation				Jan. 28, 2015
Cash and Cash Equivalents, at Carrying Value, Total				$ 1,551	967,449	1,551				$ 2,470		$ 0
Reduction Of Intangible assets Due To Redemption						5,000,001
Interest On Dissolution Expenses						100,000
Interest Income, Other						552,000
Debt Instrument, Face Amount				3,400,000		1,900,000					$ 500,000
Notes Payable, Related Parties, Noncurrent				$ 2,980,631	$ 0	1,900,000
Due from Related Parties						$ 635,681
Treasury Stock, Shares, Retired		1,552,724
Treasury Stock, Retired, Cost Method, Amount		$ 15,608,196
Temporary Equity, Redemption Price Per Share		$ 10.05
Common Stock, Par or Stated Value Per Share				$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized				1,000,000,000	400,000,000	400,000,000
Preferred Stock, Shares Authorized				100,000,000	20,000,000	20,000,000
Private Placement Warrants [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.00
Proceeds from Issuance of Warrants			$ 6,062,500
Private Placement Warrants [Member] | GP Investments Acquisition Corp [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants			$ 6,062,500
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.00
Proceeds from Issuance of Warrants			$ 6,062,500
Stock and Warrants Issued During Period, Share, Preferred Stock and Warrants			6,062,500
Subsequent Event [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Deferred Offering Costs								$ 1,250,000
Debt Instrument, Face Amount							$ 50,000,000
Common Stock, Par or Stated Value Per Share							$ 0.0001
Common Stock, Shares Authorized							1,000,000,000
Preferred Stock, Shares Authorized							100,000,000
Subsequent Event [Member] | GP Investments Acquisition Corp [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Debt Instrument, Face Amount									$ 3,400,000
Share Price							$ 0.0001
Common Stock, Par or Stated Value Per Share							$ 0.0001
Common Stock, Shares Authorized							1,000,000,000
Preferred Stock, Shares Authorized							100,000,000
IPO [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Proceeds from Issuance Initial Public Offering			$ 172,500,000
Common Units Issued Price Per Share			$ 10.00
Other Ownership Interests, Offering Costs			$ 610,590
IPO [Member] | GP Investments Acquisition Corp [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Proceeds from Issuance Initial Public Offering			$ 172,500,000
Common Units Issued Price Per Share			$ 10.00
Other Ownership Interests, Offering Costs			$ 610,590
Over-Allotment Option [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Common Units Issued Price Per Share			$ 10.00
Common Units Issued In Initial Public Offering			2,250,000
Over-Allotment Option [Member] | GP Investments Acquisition Corp [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Common Units Issued Price Per Share			$ 10.00
Common Units Issued In Initial Public Offering			2,250,000